Schedule of Investments

December 31, 2021 (Unaudited)

Intrepid Income Fund

	Principal Amount	Value
BANK LOANS - 15.24%
Health Care - 15.24%
Ascend Wellness Holdings, Inc. 9.500%, 08/27/2025 (a)	$3,500,000	$3,465,000
Cresco Labs LLC 9.500%, 08/12/2026 (a)	5,000,000	5,225,000
Devi Holdings, Inc. 11.750%, 05/08/2024 (a)	7,500,000	7,387,500
Gage Growth Corp. 10.250%, 11/30/2022 (a)	12,000,000	12,000,000
VCP23, LLC 7.000%, 04/30/2024 (a)	9,000,000	9,000,000
Verano Holdings Corp. 9.750% (1 Month LIBOR USD + 0.975%), 05/20/2023 (b)(c)	5,500,000	5,417,500
Verano Holdings Corp. 8.500%, 04/19/2023 (a)(c)	5,000,000	4,880,000

TOTAL BANK LOANS (Cost $47,410,154)		47,375,000

CONVERTIBLE BONDS - 20.11%
Capital Goods - 5.56%
Battle Motors, Inc. 6.500%, 11/24/2024	12,500,000	12,500,000
Lightning eMotors, Inc. 7.500%, 05/15/2024 (d)	5,925,000	4,768,426

		17,268,426

Diversified Financials - 8.48%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	14,000,000	14,122,500
EZCORP, Inc.
2.875%, 07/01/2024	424,000	437,780
2.375%, 05/01/2025	13,000,000	11,805,625

		26,365,905

Energy - 3.57%
Teekay Corp. 5.000%, 01/15/2023 (e)	11,061,000	11,090,604

Media & Entertainment - 1.27%
WildBrain Ltd. 5.875%, 09/30/2024 (e)	5,000,000	3,952,725

Software - 1.23%
BigBear.ai Holdings, Inc. 6.000%, 12/15/2026 (d)	4,000,000	3,820,000

TOTAL CONVERTIBLE BONDS (Cost $62,183,253)		62,497,660

CONVERTIBLE PREFERRED STOCK - 3.48%
Energy - 3.48%
Targa Resources Corp. (d)	10,000	10,817,260

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $10,546,250)		10,817,260

CORPORATE BONDS - 59.04%
Consumer Durables & Apparel - 3.71%
LGI Homes, Inc. 4.000%, 07/15/2029 (d)	6,000,000	5,986,350
Vista Outdoor, Inc. 4.500%, 03/15/2029 (d)	5,500,000	5,542,707

		11,529,057

Consumer Services - 0.72%
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (d)	2,188,000	2,240,961

Diversified Financials - 3.19%
AFC Gamma, Inc. 5.750%, 05/01/2027 (d)	10,000,000	9,904,607

Energy - 9.20%
Bristow Group, Inc. 6.875%, 03/01/2028 (d)	6,550,000	6,822,742
Buckeye Partners LP
4.150%, 07/01/2023	2,604,000	2,671,847
4.350%, 10/15/2024	8,475,000	8,844,129
Great Western Petroleum LLC 12.000%, 09/01/2025 (d)	6,577,000	6,938,735
Matador Resources Co. 5.875%, 09/15/2026	3,211,000	3,311,681

		28,589,134

Food, Beverage & Tobacco - 4.17%
Turning Point Brands, Inc. 5.625%, 02/15/2026 (d)	12,926,000	12,971,629

Media & Entertainment - 2.67%
Rackspace Technology Global, Inc. 5.375%, 12/01/2028 (d)	8,500,000	8,299,740

Merchant Wholesalers, Nondurable Goods - 1.14%
KeHE Distributors LLC 8.625%, 10/15/2026 (d)	3,307,000	3,554,198

Pharmaceuticals, Biotechnology & Life Sciences - 14.01%
Ayr Wellness, Inc.
12.500%, 12/10/2024 (e)	9,000,000	9,630,000
12.500%, 12/10/2024 (e)	3,850,000	4,154,530
Gilead Sciences, Inc. 3.700%, 04/01/2024	13,075,000	13,753,073
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (e)	3,486,000	3,687,641
8.000%, 10/06/2026 (e)	12,000,000	12,326,880

		43,552,124

Pipeline Transportation - 5.22%
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (d)	8,000,000	8,251,360
PBF Logistics Finance Corp. 6.875%, 05/15/2023	8,188,000	7,971,346

		16,222,706

Rental and Leasing Services - 2.97%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (d)	9,650,000	9,227,813

Retailing - 1.29%
Caleres, Inc. 6.250%, 08/15/2023	2,096,000	2,096,000
Nordstrom, Inc. 6.950%, 03/15/2028	1,697,000	1,913,724

		4,009,724

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.99%
Atento Luxco 1 SA 8.000%, 02/10/2026 (d)(e)	5,795,000	6,197,111

Software & Services - 5.37%
Oracle Corp. 2.625%, 02/15/2023	16,397,000	16,693,642

Telecommunication Services - 3.39%
Cincinnati Bell Telephone Co LLC 6.300%, 12/01/2028	1,145,000	1,230,921
Consolidated Communications, Inc. 5.000%, 10/01/2028 (d)	4,663,000	4,716,718
Lumen Technologies, Inc. 5.800%, 03/15/2022	4,546,000	4,585,846

		10,533,485

TOTAL CORPORATE BONDS (Cost $182,422,446)		183,525,931

WARRANTS - 0.00%
Health Care - 0.00%
Acreage Holdings, Inc. - Class D Expiration: 10/30/2024, Exercise Price: $3.01 (f)	49,833	498
Acreage Holdings, Inc. - Class E Expiration: 10/30/2024, Exercise Price: $3.15 (f)	111,209	1,112
Cansortium Holdings LLC Expiration: 4/29/2025, Exercise Price: $1.20 (f)	750,000	7,500
Green Thumb Industries, Inc. Expiration: 10/15/2026, Exercise Price: $30.00 (f)	65,956	660

TOTAL WARRANTS (Cost $0)		9,770

SHORT-TERM INVESTMENT - 0.65%
Money Market Fund - 0.65%
STIT - Treasury Portfolio - Institutional Class, 0.010% (g)	2,012,712	2,012,712

TOTAL SHORT-TERM INVESTMENT (Cost $2,012,712)		2,012,712

Total Investments (Cost $304,574,815) - 98.52%		306,238,333
Other Assets in Excess of Liabilities - 1.48%		4,611,967

TOTAL NET ASSETS - 100.00%		$310,850,300

Percentages are stated as a percent of net assets.

(a)	The rate listed is a fixed rate.
(b)	Variable Rate Security. The rate listed is as of December 31, 2021.
(c)

Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of December 31, 2021 was $10,297,500, which represented 3.31% of net assets.

(d)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2021, the value of these investments was $110,060,357, or 35.41% of total net assets.

(e)	Foreign Issued Security.
(f)	Non-income producing security.
(g)	Rate listed is the 7-day effective yield.